Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Revenue Include Healthcare Services
	Years Ended December 31,
(Dollars in billions)	2017	2016	2015
Revenue from government services	$134	$106	$86
Revenue from healthcare services	78	68	13
Total fee revenue	$212	$174	$99
Contingent collection receivables inventory (in billions)	$11.4	$10.1	$9.9

Segment Results and Reconciliations to GAAP

Segment Results and Reconciliations to GAAP

	Year Ended December 31, 2017
					Total	Adjustments
(Dollars in millions)	Federal Education Loans	Consumer Lending	Business Processing	Other	“Core Earnings”	Reclassifications	Additions/ (Subtractions)	Total Adjustments(1)	Total GAAP
Interest income:
Education loans	$2,679	$1,634	$—	$—	$4,313	$69	$(55)	$14	$4,327
Other loans	13	—	—	—	13	—	—	—	13
Cash and investments	29	5	—	9	43	—	—	—	43
Total interest income	2,721	1,639	—	9	4,369	69	(55)	14	4,383
Total interest expense	2,022	825	—	143	2,990	(8)	(11)	(19)	2,971
Net interest income (loss)	699	814	—	(134)	1,379	77	(44)	33	1,412
Less: provisions for loan losses	44	382	—	—	426	—	—	—	426
Net interest income (loss) after provisions for loan losses	655	432	—	(134)	953	77	(44)	33	986
Other income (loss):
Servicing revenue	280	10	—	—	290	—	—	—	290
Asset recovery and business processing revenue	263	—	212	—	475	—	—	—	475
Other income	3	—	—	16	19	(77)	89	12	31
Gains on sales of loans and investments	3	—	—	—	3	—	—	—	3
Losses on debt repurchases	—	—	—	(3)	(3)	—	—	—	(3)
Total other income (loss)	549	10	212	13	784	(77)	89	12	796
Expenses:
Direct operating expenses	316	156	187	—	659	—	—	—	659
Overhead expenses	—	—	—	307	307	—	—	—	307
Operating expenses	316	156	187	307	966	—	—	—	966
Goodwill and acquired intangible asset impairment and amortization	—	—	—	—	—	—	23	23	23
Restructuring/other reorganization expenses	—	—	—	29	29	—	—	—	29
Total expenses	316	156	187	336	995	—	23	23	1,018
Income (loss) before income tax expense (benefit)	888	286	25	(457)	742	—	22	22	764
Income tax expense (benefit)(2)	321	103	9	58	491	—	(19)	(19)	472
Net income (loss)	$567	$183	$16	$(515)	$251	$—	$41	$41	$292

(1)	“Core Earnings” adjustments to GAAP:

	Year Ended December 31, 2017
(Dollars in millions)	Net Impact of Derivative Accounting	Net Impact of Acquired Intangibles	Total
Net interest income after provisions for loan losses	$33	$—	$33
Total other income (loss)	12	—	12
Goodwill and acquired intangible asset impairment and amortization	—	23	23
Total “Core Earnings” adjustments to GAAP	$45	$(23)	22
Income tax expense (benefit)			(19)
Net income (loss)			$41

(2)	Income taxes are based on a percentage of net income before tax for the individual reportable segment with the impact of the DTA Remeasurement Loss included in the Other segment.

	Year Ended December 31, 2016
					Total	Adjustments
(Dollars in millions)	Federal Education Loans	Consumer Lending	Business Processing	Other	“Core Earnings”	Reclassifications	Additions/ (Subtractions)	Total Adjustments(1)	Total GAAP
Interest income:
Education loans	$2,395	$1,587	$—	$—	$3,982	$247	$(114)	$133	$4,115
Other loans	9	—	—	—	9	—	—	—	9
Cash and investments	16	2	—	4	22	—	—	—	22
Total interest income	2,420	1,589	—	4	4,013	247	(114)	133	4,146
Total interest expense	1,597	704	—	109	2,410	31	—	31	2,441
Net interest income (loss)	823	885	—	(105)	1,603	216	(114)	102	1,705
Less: provisions for loan losses	46	383	—	—	429	—	—	—	429
Net interest income (loss) after provisions for loan losses	777	502	—	(105)	1,174	216	(114)	102	1,276
Other income (loss):
Servicing revenue	289	15	—	—	304	—	—	—	304
Asset recovery and business processing revenue	216	—	174	—	390	—	—	—	390
Other income	—	—	—	14	14	(216)	326	110	124
Gains on debt repurchases	—	—	—	1	1	—	—	—	1
Total other income (loss)	505	15	174	15	709	(216)	326	110	819
Expenses:
Direct operating expenses	366	149	149	—	664	—	—	—	664
Overhead expenses	—	—	—	287	287	—	—	—	287
Operating expenses	366	149	149	287	951	—	—	—	951
Goodwill and acquired intangible asset impairment and amortization	—	—	—	—	—	—	36	36	36
Restructuring/other reorganization expenses	—	—	—	—	—	—	—	—	—
Total expenses	366	149	149	287	951	—	36	36	987
Income (loss) before income tax expense (benefit)	916	368	25	(377)	932	—	176	176	1,108
Income tax expense (benefit)(2)	338	137	9	(139)	345	—	82	82	427
Net income (loss)	$578	$231	$16	$(238)	$587	$—	$94	$94	$681

(1)	“Core Earnings” adjustments to GAAP:

	Year Ended December 31, 2016
(Dollars in millions)	Net Impact of Derivative Accounting	Net Impact of Acquired Intangibles	Total
Net interest income after provisions for loan losses	$102	$—	$102
Total other income (loss)	110	—	110
Goodwill and acquired intangible asset impairment and amortization	—	36	36
Total “Core Earnings” adjustments to GAAP	$212	$(36)	176
Income tax expense (benefit)			82
Net income (loss)			$94

(2)	Income taxes are based on a percentage of net income before tax for the individual reportable segment.

	Year Ended December 31, 2015
					Total	Adjustments
(Dollars in millions)	Federal Education Loans	Consumer Lending	Business Processing	Other	“Core Earnings”	Reclassi- fications	Additions/ (Subtractions)	Total Adjustments(1)	Total GAAP
Interest income:
Education loans	$2,112	$1,756	$—	$—	$3,868	$650	$(238)	$412	$4,280
Other loans	7	—	—	—	7	—	—	—	7
Cash and investments	6	—	—	2	8	—	—	—	8
Total interest income	2,125	1,756	—	2	3,883	650	(238)	412	4,295
Total interest expense	1,247	680	—	110	2,037	37	—	37	2,074
Net interest income (loss)	878	1,076	—	(108)	1,846	613	(238)	375	2,221
Less: provisions for loan losses	43	538	—	—	581	—	—	—	581
Net interest income (loss) after provisions for loan losses	835	538	—	(108)	1,265	613	(238)	375	1,640
Other income (loss):
Servicing revenue	319	21	—	—	340	—	—	—	340
Asset recovery and business processing revenue	268	—	99	—	367	—	—	—	367
Other income	3	—	—	12	15	(613)	781	168	183
Gains (losses) on sales of loans and investments	11	(21)	—	1	(9)	—	—	—	(9)
Gains on debt repurchases	—	—	—	21	21	—	—	—	21
Total other income (loss)	601	—	99	34	734	(613)	781	168	902
Expenses:
Direct operating expenses	401	151	83	—	635	—	—	—	635
Overhead expenses	—	—	—	283	283	—	—	—	283
Operating expenses	401	151	83	283	918	—	—	—	918
Goodwill and acquired intangible asset impairment and amortization	—	—	—	—	—	—	12	12	12
Restructuring/other reorganization expenses	—	—	—	—	—	—	32	32	32
Total expenses	401	151	83	283	918	—	44	44	962
Income (loss) from continuing operations, before income tax expense (benefit)	1,035	387	16	(357)	1,081	—	499	499	1,580
Income tax expense (benefit)(2)	384	143	6	(132)	401	—	196	196	597
Net income (loss) from continuing operations	651	244	10	(225)	680	—	303	303	983
Income from discontinued operations, net of tax expense	—	—	—	1	1	—	—	—	1
Net income (loss)	$651	$244	$10	$(224)	$681	$—	$303	$303	$984

(1)	“Core Earnings” adjustments to GAAP:

	Year Ended December 31, 2015
(Dollars in millions)	Net Impact from Spin-Off of SLM BankCo	Net Impact of Derivative Accounting	Net Impact of Acquired Intangibles	Total
Net interest income after provisions for loan losses	$—	$375	$—	$375
Total other income (loss)	—	168	—	168
Goodwill and acquired intangible asset impairment and amortization	—	—	12	12
Restructuring/other reorganization expenses	32	—	—	32
Total “Core Earnings” adjustments to GAAP	$(32)	$543	$(12)	499
Income tax expense (benefit)				196
Net income (loss)				$303

(2)	Income taxes are based on a percentage of net income before tax for the individual reportable segment.

Core Earnings Adjustments to GAAP

Summary of “Core Earnings” Adjustments to GAAP

	Years Ended December 31,
(Dollars in millions)	2017	2016	2015
“Core Earnings” adjustments to GAAP:
Net impact of the removal of SLM BankCo’s operations and restructuring and reorganization expense in connection with the Spin-Off(1)	$—	$—	$(32)
Net impact of derivative accounting(2)	45	212	543
Net impact of goodwill and acquired intangible assets(3)	(23)	(36)	(12)
Net tax effect(4)	19	(82)	(196)
Total “Core Earnings” adjustments to GAAP	$41	$94	$303

(1)

SLM BankCo’s operations and restructuring and other reorganization expense in connection with the Spin-Off: For “Core Earnings,” we have assumed the consumer banking business (SLM BankCo) was never a part of Navient’s historical results prior to the deemed distribution of SLM BankCo on April 30, 2014 and we have removed the restructuring and other reorganization expense incurred in connection with the Spin-Off, including the restructuring expenses related to the restructuring initiative launched in second-quarter 2015 to simplify and streamline the Company’s management structure post-Spin-Off. Excluding these items provides management with a useful basis from which to better evaluate results from ongoing operations against results from prior periods.

(2)

Derivative accounting: “Core Earnings” exclude periodic unrealized gains and losses that are caused by the mark-to-market valuations on derivatives that do not qualify for hedge accounting treatment under GAAP as well as the periodic unrealized gains and losses that are a result of ineffectiveness recognized related to effective hedges under GAAP. These unrealized gains and losses occur in our Federal Education Loans, Consumer Lending and Other reportable segments. Under GAAP, for our derivatives that are held to maturity, the cumulative net unrealized gain or loss over the life of the contract will equal $0 except for Floor Income Contracts where the cumulative unrealized gain will equal the amount for which we sold the contract. In our “Core Earnings” presentation, we recognize the economic effect of these hedges, which generally results in any net settlement cash paid or received being recognized ratably as an interest expense or revenue over the hedged item’s life.

(3)	Goodwill and acquired intangible assets: Our “Core Earnings” exclude goodwill and intangible asset impairment and amortization of acquired intangible assets.
(4)	Net Tax Effect: Such tax effect is based upon our “Core Earnings” effective tax rate for the year.

FFELP Loans Segment [Member]
Asset Information for Loans Segment

The following table includes GAAP basis asset information for our Federal Education Loans segment.

	December 31,
(Dollars in millions)	2017	2016
FFELP Loans, net	$81,703	$87,730
Cash and investments(1)	2,821	3,299
Other	2,601	2,226
Total assets	$87,125	$93,255

(1)	Includes restricted cash and investments.

Private Education Loans Segment [Member]
Asset Information for Loans Segment

The following table includes GAAP basis asset information for our Consumer Lending segment.

	December 31,
(Dollars in millions)	2017	2016
Private Education Loans, net	$23,419	$23,340
Cash and investments(1)	706	667
Other	1,143	1,562
Total assets	$25,268	$25,569

(1)	Includes restricted cash and investments.